Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation
NOTE 18	Share-Based Compensation

General Description of Share-Based Compensation Plans

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of Directors has the authority to grant share-based compensation to TSYS employees.

Employee stock options granted during or after 2006 (other than performance-based stock options) generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. Vesting for stock options granted during the years 2006 through 2009 (other than performance-based stock options) accelerate upon retirement for employees who have reached age 62 and who also have no less than fifteen years of service, or are 65, at the date of their election to retire. For stock options granted during the years 2006 through 2009, share-based compensation expense is fully recognized for plan participants upon meeting the retirement eligibility requirements of age and service. Employees not retirement eligible who terminate employment only received the shares for the full vesting periods completed.

Stock options granted during 2010 and 2011 generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. These options vest on a pro-rata basis upon retirement based upon the number of months employed during the year of retirement. For stock options granted during 2010 and 2011, share-based compensation expense is fully recognized for plan participants upon meeting the retirement eligibility requirements of age and service. Employees not retirement eligible who terminate employment only received the shares for the full vesting periods completed.

Stock options granted subsequent to 2011 generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. For employees who retire during the first 18 months of the options term, the options vest on a pro-rata basis based upon the number of months employed during the year of retirement. If the employee retires after the 18-month period, vesting is accelerated upon retirement. When an employee meets the requirements for retirement eligibility after the 18-month period but before the final vesting period, the employee is fully vested in the options at that time. Employees not retirement eligible who terminate employment only received the shares for the full vesting periods completed.

Stock options granted prior to 2006 generally become exercisable at the end of a two to three-year period and expire ten years from the date of grant. Vesting for stock options granted prior to 2006 accelerates upon retirement for plan participants who have reached age 50 and who also have no less than fifteen years of service at the date of their election to retire. Following adoption of ASC 718, share-based compensation expense is recognized in income over the remaining nominal vesting period with consideration for retirement eligibility.

Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2012 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan, Total System Services, Inc. 2000 Long-Term Incentive Plan and the Amended and Restated NetSpend Holdings, Inc. 2004 Equity Incentive Plan for Options and Restricted Shares Assumed by Total System Services, Inc. to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS’ growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS’ success.

The plans are administered by the Compensation Committee of the Company’s Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards, and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS’ common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation, or otherwise without the issuance of such shares, are settled in cash in lieu of shares, or are exchanged with the Committee’s permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the various plans. The aggregate number of shares of TSYS stock which may be granted to participants pursuant to awards granted under the various plans may not exceed the following: Total System Services, Inc. 2012 Omnibus Plan –17 million shares; Total System Services, Inc. 2007 Omnibus Plan –5 million shares; Total System Services, Inc. 2002 Long-Term Incentive Plan –9.4 million shares; and Total System Services, Inc. 2000 Long-Term Incentive Plan –2.4 million shares. Effective February 1, 2010 and March 5, 2012, no additional awards may be made from the Total System Services, Inc. 2000 and 2002 Long-Term Incentive Plans, respectively.

Share-Based Compensation

TSYS’ share-based compensation costs are included as expenses and classified as cost of services and selling, general and administrative. TSYS does not include amounts associated with share-based compensation as costs capitalized as software development and contract acquisition costs as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2013, share-based compensation was $28.9 million compared to $18.6 million and $16.5 million for the same periods in 2012 and 2011, respectively.

Nonvested Awards:    The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards for services to be provided in the future by such officers and employees. The grants to the Board of Directors were fully vested on the date of grant. The following table summarizes the number of shares granted each year:

	2013	2012	2011
Number of shares	1,667,246	310,690	206,040
Market value (in millions)	$41.3	6.7	3.6

On July 1, 2013, the Company issued 870,361 shares of TSYS common stock as nonvested stock replacement awards with a market value of $21.5 million as part of the NetSpend acquisition. The nonvested stock bonus awards to employees of NetSpend are for services to be provided in the future and vest over varying periods. The NetSpend awards were converted into equivalent shares of Company’s common stock on the acquisition date. The value of the stock at the date of issuance is charged as compensation expense over the vesting periods of the awards.

On July 18, 2013, the Company issued 212,694 retention shares of TSYS common stock with a market value of $5.5 million to certain key employees of NetSpend. The nonvested stock bonus awards to certain key employees are for services to be provided in the future and vest over periods ranging from two to four years. The market value of the TSYS common stock at the date of issuance is charged as compensation expense over the vesting periods of the awards.

A summary of the status of TSYS’ nonvested shares as of December 31, 2013, 2012 and 2011 and the changes during the periods are presented below:

	2013		2012		2011
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	554	$19.96	618	$16.80	821	$16.91
Granted [1]	1,667	24.75	311	21.47	206	17.67
Vested	(328)	19.95	(366)	15.91	(376)	17.60
Forfeited/canceled	(110)	23.82	(9)	19.85	(33)	15.71

Outstanding at end of year	1,783	$24.19	554	$19.96	618	$16.80

1	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.

As of December 31, 2013, there was approximately $30.8 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 2.2 years.

On July 18, 2013, TSYS issued 225,000 shares of TSYS common stock as a performance-based retention stock award to a certain key executive with a performance-based vesting schedule. The performance-based stock award has a 2013-2015 performance period for which the Compensation Committee of the Board of Directors established two performance goals: revenues of the NetSpend segment and operating income of the NetSpend segment and, if such goals are attained in 2015, the performance-based award will vest, up to a maximum of 100% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and expenses the award on a straight-line basis. Compensation costs related to the performance-based stock award are expected to be recognized until the end of 2015.

On July 1, 2013, the Company issued 87,356 shares of TSYS common stock as a performance-based replacement stock award as part of the NetSpend acquisition. The performance-based stock award has a 2013-2015 performance period for which the Compensation Committee of the Board of Directors established two performance goals: revenues of the NetSpend segment and operating income of the NetSpend segment and, if such goals are attained in 2015, the performance award will vest, up to a maximum of 100% of the total grant. The Company estimates the probability of achieving the goals through the performance period and expenses the award on a straight-line basis. Compensation costs related to the performance-based stock award are expected to be recognized until the end of 2015.

In April 2013, TSYS authorized a total grant of 237,679 performance shares to certain key executives with a performance-based vesting schedule (2013 performance shares). These 2013 performance shares have a 2013-2015 performance period for which the Compensation Committee of the Board of Directors established two performance goals: compound growth in revenues before reimbursable items and income from continuing operations and, if such goals are attained in 2015, the performance shares will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and expenses the award on a straight-line basis. Compensation costs related to these performance shares are expected to be recognized until the end of 2015.

In March 2012, TSYS authorized a total grant of 241,095 performance shares to certain key executives with a performance based vesting schedule (2012 performance shares). These 2012 performance shares have a 2012-2014 performance period for which the Compensation Committee of the Board of Directors established two performance goals: compound growth in revenues before reimbursable items and income from continuing operations and, if such goals are attained in 2014, the performance shares will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and will expense the award on a straight-line basis. Compensation costs related to these performance shares are expected to be recognized until the end of 2014.

In March 2011, TSYS authorized a total grant of 263,292 performance shares to certain key executives with a performance based vesting schedule (2011 performance shares). These 2011 performance shares have a 2011-2013 performance period for which the Compensation Committee of the Board of Directors established two performance goals: compound growth in revenues before reimbursable items and income from continuing operations and, if such goals are attained in 2013, the performance shares will vest, up to a maximum of 200% of the total grant. Compensation expense for the award is measured on the grant date based on the quoted market price of TSYS common stock. On January 22, 2014, when the Committee certified performance, the performance shares vested at approximately 153% of the total grant.

As of December 31, 2013, there was approximately $13.9 million of total unrecognized compensation cost related to the 2012 and 2013 performance shares compensation arrangement. That cost is expected to be recognized until the end of 2015.

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded	Potential Number of Performance- Based Shares to be Vested
2013	563,803	563,803	(2016)
2012	241,095	458,082	(2015)
2011	263,292	403,521	(2014)

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2013, 2012 and 2011 and changes during those periods are presented below:

	2013		2012		2011
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	809	$18.76	580	$16.68	316	$15.65
Granted [1]	564	24.88	278	22.91	300	17.63
Vested	(324)	15.93	(37)	18.08	(36)	15.61
Forfeited/canceled	—	—	(12)	16.57	—	—

Outstanding at end of year	1,049	$22.75	809	$18.76	580	$16.68

1	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.

Stock Option Awards

On July 1, 2013, the Company issued 1,060,148 stock option replacement awards with a market value of $13.7 million as part of the NetSpend acquisition. The weighted average fair value of the options was $12.93 and was calculated on the date of grant using a conversion factor into equivalent shares of the Company’s common stock on the acquisition date. The grants vest over a period ranging from seven months to 45 months. The weighted average fair value of the option grants was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following weighted average assumptions: exercise price of $11.68; risk-free interest rate of 1.31%; expected volatility of 29.22%; expected term of 4.7 years; and dividend yield of 1.63%.

During 2013, 2012 and 2011, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. The grants to key TSYS executive officers were issued for services to be provided in the future and vest over a period of three years. The grants to the Board of Directors were fully vested on the date of grant. The average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model.

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2013	2012	2011
Number of options granted	1,939,796	818,090	716,508
Weighted average exercise price	$17.42	$22.95	$17.61
Risk-free interest rate	1.31%	1.69%	2.96%
Expected volatility	26.81%	24.11%	29.98%
Expected term (years)	6.0	7.9	8.5
Dividend yield	1.64%	1.75%	1.59%
Weighted average fair value	$9.48	$5.27	$5.78

A summary of TSYS’ stock option activity as of December 31, 2013, 2012 and 2011, and changes during the years ended on those dates is presented below:

	2013		2012		2011
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	6,065	$21.27	6,082	$20.61	8,810	$23.40
Granted [1]	1,940	17.42	818	22.95	717	17.61
Exercised	(2,177)	18.75	(619)	16.15	(597)	13.51
Forfeited/canceled	(76)	16.78	(216)	23.73	(2,848)	29.96

Outstanding at end of year	5,752	$20.96	6,065	$21.27	6,082	$20.61

Options exercisable at year-end	3,232	$23.02	3,235	$24.12	3,122	$25.00

Weighted average fair value of options granted during the year		$9.48		$5.27		$5.78

1	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.

As of December 31, 2013, the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	6.5	4.5

Aggregate intrinsic value (in thousands)	$70,851	$33,143

Shares Issued for Options Exercised

During 2013, 2012 and 2011, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2013	2,177	$16,580
2012	619	4,243
2011	597	3,627

For awards granted before January 1, 2006 that were not fully vested on January 1, 2006, the Company will record the tax benefits from the exercise of stock options as increases to the “Additional paid-in capital” line item of the Consolidated Balance Sheets. If the Company does recognize tax benefits, the Company will record these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Statement of Cash Flows. The Company has elected to use the short-cut method to calculate its historical pool of windfall tax benefits.

As of December 31, 2013, there was approximately $6.1 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.4 years.